Intangible assets	12 Months Ended
Dec. 31, 2021
Intangible assets
Intangible assets

13.        Intangible assets

	Licences	Software	Total
Cost as of January 1, 2021	2,032	290	2,322
Additions	2	3	5
Cost as of December 31, 2021	2,034	293	2,327

Accumulated depreciation as of January 1, 2021	382	222	604
Depreciation charge for the year	88	28	116
Accumulated depreciation as of December 31, 2021	470	250	720
Carrying value as of December 31, 2021	1,564	43	1,607

	Licences	Software	Total
Cost as of January 1, 2020	383	346	729
Additions	1,649	9	1,658
Disposals	—	(65)	(65)
Cost as of December 31, 2020	2,032	290	2,322

Accumulated depreciation as of January 1, 2020	380	212	592
Depreciation charge for the year	2	64	66
Disposals	—	(54)	(54)
Accumulated depreciation as of December 31, 2020	382	222	604
Carrying value as of December 31, 2020	1,650	68	1,718

In December 2020, Affimed entered into a patent and technology license agreement providing the Group with an exclusive development and commercialization license. The Group recognized the non-refundable license fee of $2 million (€1.6 million) as an intangible asset and amortizes the acquisition cost, on a straight line basis, over an estimated useful life of 19 years.